Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Measured on Nonrecurring Basis
Our assets measured at fair value on a non-recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

		Fair Value Measurements Using
Assets	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Investments in real estate:
For the year ended:
December 31, 2012	$1,399	$—	$1,399	$—	$2,121
December 31, 2011	65,984	—	65,984	—	13,888
December 31, 2010	810,246	—	242,372	567,874	233,399

Assets associated with real estate held for sale:
For the year ended:
December 31, 2011	14,000	—	14,000	—	9,330

Schedule of Fair Value, Liabilities Measured on Recurring Basis
Our liabilities measured at fair value on a recurring basis, aggregated by the level in the fair value hierarchy within which those measurements fall, are as follows (in thousands):

		Fair Value Measurements Using
Liabilities	Total Fair Value	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swap at: (1)
December 31, 2011	$(13,325)	$—	$(13,325)	$—
__________

(1)	Our interest rate swap expired on August 9, 2012.